CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (14,129,101)	$ (9,383,975)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	450,505	546,944
Share based compensation expense	2,362,340	441,367
Loss on disposal of property and equipment		147,469
Interest earned on marketable securities held in Trust Account	(43,976)	(1,165)
Excess and obsolete inventory reserve adjustments	(590,137)	236,748
Inventory lower of cost and net realizable value adjustments	332,021	329,331
Changes in operating assets and liabilities:
Inventories	(199,429)	(234,503)
Accounts Receivable	(103,925)	(170,275)
Prepaid expenses and other	23,336	(45,813)
Operating lease right-of-use asset	292,932
Accounts payable	628,702	(24,147)
Accrued expenses	1,013,437	223,631
Contract liabilities	5,700	137,274
Operating lease liability	(314,111)
Deferred rent		(10,846)
Net cash used in operating activities	(10,227,730)	(7,806,795)
Cash flows from investing activities
Proceeds from the sale of property and equipment		195,492
Purchases of property and equipment	(536,038)	(426,445)
Net cash used in investing activities	(536,038)	(230,953)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note	7,300,000
Proceeds from issuance of common stock – options exercised	147,557	7,800
Proceeds from issuance of preferred stock	188,890	5,642,970
Net cash provided by financing activities	7,636,447	5,650,770
Net decrease in cash and cash equivalents	(3,127,321)	(2,386,978)
Cash and cash equivalents, beginning of period	6,007,575	8,394,553
Cash and cash equivalents, end of period	2,880,254	6,007,575
Supplemental non-cash investing and financing activities:
Right-of-use asset obtained in exchange for new operating lease liability	934,583
Deferred financing costs included in accounts payable and accrued expenses	4,258,515
Tailwind Acquisition Corp [Member]
Cash flows from operating activities
Net income (loss)	11,141,409	17,789,488
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,573,401)	(120,063)
Change in fair value of warrant liabilities	(11,884,853)	(23,241,491)
Changes in operating assets and liabilities:
Prepaid expenses	30,792	163,985
Accounts payable and accrued expenses	1,016,256	3,658,977
Income tax payable	88,204
Net cash used in operating activities	(1,181,593)	(1,749,104)
Cash flows from investing activities
Investment of cash into Trust Account	(600,000)
Cash withdrawn from Trust Account in connection with redemption	302,873,885
Cash withdrawn from Trust Account to pay franchise and income taxes	706,648
Net cash used in investing activities	302,980,533
Cash flows from financing activities
Proceeds from convertible promissory note – related party	600,000
Redemption of Class A common stock	(302,873,885)
Payment of offering costs	0	(17,000)
Net cash provided by financing activities	(302,273,885)	(17,000)
Net decrease in cash and cash equivalents	(474,945)	(1,766,104)
Cash and cash equivalents, beginning of period	479,694	2,245,798
Cash and cash equivalents, end of period	4,749	$ 479,694
Non-cash investing and financing activities:
Class A common stock redemption payable	$ 29,554,443